Common Stock - Additional Information (Detail)						1 Months Ended							3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 11, 2016 USD ($) $ / shares shares	Apr. 07, 2016 shares	Dec. 30, 2015 $ / shares shares	Aug. 25, 2015 shares	Oct. 08, 2014 USD ($) $ / shares shares	Sep. 16, 2016 shares	Jun. 01, 2016 USD ($) $ / shares shares	Feb. 24, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 $ / shares shares	Oct. 31, 2014 shares	Jul. 31, 2014 shares	Oct. 31, 2016 shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 28, 2016 shares	Jun. 30, 2016 shares	Feb. 29, 2016 shares	Dec. 11, 2015 $ / shares	Mar. 31, 2015 $ / shares
Class Of Stock [Line Items]
Common stock, shares authorized														200,000,000		200,000,000		200,000,000	50,000,000
Common stock, par value | $ / shares														$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued														8,456		8,456		13	0
Common stock, shares outstanding														8,456		8,456		13	0
Common Stock, Capital Shares Reserved for Future Issuance																		120,000,000
Proceeds from Warrant | $																$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Issuance of stock										2,724,000
Warrants Exercisable																		13,219,597	5,447,940
Common shares issued upon cash less exercise of warrants																		1
Cashless exercise of Warrants																		508,641
Proceeds from issuance of common stock | $																		$ 0	$ 6,375,837
Common Stock Issued In Exchange Of Warrants														1		1
Class of Warrant or Right, Outstanding														68,911,099		68,911,099			5,447,940
Share of Common stock underlying Warrant														2,697		2,697		212	4
Underwriter Purchase Options
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants																15
Warrants exercised																121,540
Proceeds from Warrant | $																$ 1,335,950
Shares issued price per share | $ / shares														$ 11.00		$ 11.00
June 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock							3,160,000
Proceeds from Issuance of Initial Public Offering | $							$ 5,300,000
February 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock								39,200,000
Proceeds from Issuance of Initial Public Offering | $								$ 5,000,000
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted																			9,250,000
Conversion of preferred stock to common stock, conversion ratio																			1
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued																		1
Conversion of stock, shares converted						168,000										13,967		2,650,403
Common shares issued upon exercise of warrants																1
Issuance of stock																		14,750
Series E Convertible Preferred Stock | Underwriter Purchase Options
Class Of Stock [Line Items]
Conversion of stock, shares issued																1
Warrants exercised																121,540
Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares issued																1
Conversion of preferred stock to common stock, conversion ratio											200								10,080,000,000
Debt Conversion, Converted Instrument, Shares Issued																			16,525,121
Debt Conversion, Converted Instrument, Amount | $																			$ 400,000
Debt Instrument, Convertible, Conversion Price | $ / shares																			$ 0.025
Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized																				1,500,000,000
Common stock, shares issued											1
Common shares issued upon exercise of warrants																			0
Issuance of stock																		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																		0
Common Stock | Underwriter Purchase Options
Class Of Stock [Line Items]
Conversion of stock, shares converted					50,400,000
Warrants Exercisable					57,500
Warrants exercised by underwriter					172,500
Proceeds from Issuance of Initial Public Offering | $					$ 6,400,000
Common Stock | IPO
Class Of Stock [Line Items]
Conversion of stock, shares issued					22
Conversion of preferred stock to common stock, conversion ratio					10,080,000,000
Issuance of stock					1
Common Stock | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued																1		1
Conversion of stock, shares converted																13,967		2,650,403
Warrants issued during period																		50,400,000
Convertible Preferred Stock | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted																			9,250,000
Conversion of preferred stock to common stock, conversion ratio																			10,080,000,000
Series D Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted						2,800										840,000		2,800,000,000
Shares issued price per share | $ / shares																		$ 1,554,000
Warrants Exercisable																		3,503,116
Class of Warrant or Right, Outstanding														3,503,116		3,503,116		3,503,116
Share of Common stock underlying Warrant														8		8		8
Series D Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						1
Class B Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted						168,000										50,400,000		50,400,000	50,400,000
Common shares issued upon exercise of warrants																			1
Warrants exercised																			158,000
Proceeds from Warrant | $																			$ 31,600
Shares issued price per share | $ / shares			$ 0.03															$ 0.03	$ 0.20
Warrants Exercisable																		1,310,956	1,645,845
Cashless exercise of Warrants																		334,889
Class of Warrant or Right, Outstanding														1,310,956		1,310,956		1,310,956	1,645,845
Share of Common stock underlying Warrant														29		29		29	1
Class B Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued												1
Conversion of stock, shares converted						1
Class B Warrant | Convertible Preferred Stock | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted																		50,400,000
Class A Warrant
Class Of Stock [Line Items]
Conversion of stock, shares issued												1
Conversion of stock, shares converted						168,000										50,400,000		50,400,000	50,400,000
Shares issued price per share | $ / shares			$ 0.03							$ 4.92								$ 0.03	$ 4.92					$ 2.20
Warrants Exercisable																		1,532,598	2,041,239
Cashless exercise of Warrants																		508,641
Class of Warrant or Right, Outstanding														1,532,598		1,532,598		1,532,598	2,041,239
Share of Common stock underlying Warrant														48		48		48	1
Class A Warrant | IPO
Class Of Stock [Line Items]
Warrants issued during period					1,150,000
Number of shares can be converted description																		In October 2014, the Company completed an IPO, whereby the Company sold 1 share of its common stock and 1,150,000 Series A Warrants, which were sold in units of one share of common stock for every 50.4 million unitsand one Series A Warrant at a public offering price of $7.00 per unit.
Shares issued price per share | $ / shares					$ 7.00
Class A Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						1
Class A Warrant | Convertible Preferred Stock | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted																		50,400,000
Series A Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted																			50,400,000
Common shares issued upon exercise of warrants																		1
Warrants exercised											840,000							1,074,082
Proceeds from Warrant | $																		$ 2,252,020
Shares issued price per share | $ / shares																		$ 2.20	$ 7.00					$ 7.00
Warrants Exercisable																		1,074,082	1,322,500
Class of Warrant or Right, Outstanding																			1,322,500
Share of Common stock underlying Warrant																			1
Series B Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted						168,000										50,400,000		50,400,000
Warrants exercised											840,000							1,074,082
Warrants Exercisable																		1,074,082
Class of Warrant or Right, Outstanding														1,074,082		1,074,082		1,074,082
Share of Common stock underlying Warrant														34		34		34
Series B Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						1
Series C Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted																138,158		50,400,000
Common shares issued upon exercise of warrants									1
Warrants exercised									384,000
Proceeds from Warrant | $									$ 979,200
Issuance of stock																1		118,000
Warrants issued during period				21,408,000					21,408,000
Shares issued price per share | $ / shares										$ 2.55								$ 2.55
Warrants Exercisable										1								5,229,973
Common shares issued upon cash less exercise of warrants																64		13
Cashless exercise of Warrants																5,091,815		15,630,027
Proceeds from issuance of common stock | $																		$ 979,200
Class of Warrant or Right, Outstanding														47,528		47,528		5,229,973
Share of Common stock underlying Warrant																		65
Series C Warrant | Cashless Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted																		15,246,027
Issuance of stock																		13
Series C Warrant | Warrant, Cash Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted																		384,000
Issuance of stock																		1
Series C Warrant | Underwriter Purchase Options
Class Of Stock [Line Items]
Warrants exercised																972,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																15
Series C Warrant | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock				2,676,000					2,676,000
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants																		0
Issuance of stock									1
Cashless exercise of Warrants			15,128,027
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																64
Series E Warrants [Member]
Class Of Stock [Line Items]
Warrants Exercisable																						70
Common Stock Issued In Exchange Of Warrants		28
Class of Warrant or Right, Outstanding		58,800,000
Share of Common stock underlying Warrant		70
Business Combination Common Stock Exchange Ratio		2.584
Series E Warrants [Member] | IPO
Class Of Stock [Line Items]
Number Of Shares Consisted In Each Unit																						1,260,000
Series E Warrants [Member] | February 2016 Unit Offering
Class Of Stock [Line Items]
Conversion of stock, shares converted								840,000
Warrants issued during period								58,800,000
Shares issued price per share | $ / shares								$ 210,000.00
Number Of Shares Consisted In Each Unit								1,260,000
Series E Warrants [Member] | Common Stock | February 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock								47
Series E Warrants [Member] | Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted																		50,400,000
Series G Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted	85,000					80	24,000									24,000
Warrants exercised	85,000
Proceeds from Warrant | $	$ 113,900
Shares issued price per share | $ / shares	$ 28,475.00
Warrants Exercisable																					163
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	4
Class of Warrant or Right, Outstanding														3,075,000		3,075,000
Share of Common stock underlying Warrant														159		159
Series G Warrant | June 2016 Unit Offering
Class Of Stock [Line Items]
Conversion of stock, shares converted							24,000
Warrants issued during period							3,160,000
Shares issued price per share | $ / shares							$ 45,600.00
Number Of Shares Consisted In Each Unit							24,000
Series G Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						1
Series G Warrant | Common Stock | June 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock							132
Securities Purchase Agreement
Class Of Stock [Line Items]
Shares issued price per share | $ / shares														$ 49,920		$ 49,920
Notes issued upon exchange of outstanding Series C Warrants | Securities Purchase Agreement | Series D Warrant
Class Of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																		120,000,000
Notes issued upon exchange of outstanding Series C Warrants | Securities Purchase Agreement | Warrants [Member]
Class Of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance														120,000,000		120,000,000
Note 2015 [Member]
Class Of Stock [Line Items]
Issuance of stock													1,037
Debt Conversion, Converted Instrument, Shares Issued														7,065
Debt Conversion, Converted Instrument, Amount | $															$ 8,003,121
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 1,132.78		$ 1,132.78